Borrowings and debt - Schedule of short-term borrowings and debt, along with contractual interest rates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings and debts
Total borrowings	$ 1,547,845	$ 331,585
Total debt	34,213	49,350
Total short-term borrowings and debt	1,582,058	380,935
US dollar
Borrowings and debts
Total short-term borrowings and debt	1,401,122	299,957
Mexican peso
Borrowings and debts
Total short-term borrowings and debt	180,936	80,978
At fixed interest rates
Borrowings and debts
Total borrowings	1,102,621	55,000
At floating interest rates
Borrowings and debts
Total borrowings	445,224	276,585
Total debt	$ 34,213	$ 49,350
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	2.02%	1.40%
Maximum of the year | At floating interest rates | US dollar
Borrowings and debts
Borrowings, interest rate	0.81%	1.65%
Maximum of the year | At floating interest rates | Mexican peso
Borrowings and debts
Borrowings, interest rate	6.56%	5.05%
Minimum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	0.50%	0.45%
Minimum of the year | At floating interest rates | US dollar
Borrowings and debts
Borrowings, interest rate	0.35%	0.47%
Minimum of the year | At floating interest rates | Mexican peso
Borrowings and debts
Borrowings, interest rate	5.39%	4.97%